Property, plant and equipment (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of property, plant and equipment

The cost and accumulated depreciation of owned assets are as follows (in thousands):

	As of March 31,
	2023	2024
Owned assets
Plant and equipment	$793	$684
Motor vehicles	1,948	2,243
Furniture, fixtures and equipment	1,295	1,205
Computer and radio equipment	3,743	4,131
In-vehicle devices	72,405	80,169
Assets in progress	26	15
Owned assets, gross	80,210	88,447
Less: accumulated depreciation and impairments	(46,932)	(52,860)
Owned assets, net	$33,278	$35,587

Schedule of right of use asset

The cost and accumulated depreciation of right-of-use assets are as follows (in thousands):

	As of March 31,
	2023	2024
Right-of-use assets
Property	$5,792	$5,849
Equipment, motor vehicles and other	259	330
Less: accumulated depreciation	(2,550)	(2,385)
Right-of-use assets, net	$3,501	$3,794